S000045260 [Member] Investment Objectives and Goals - Dodge & Cox Global Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Dodge & Cox Global Bond Fund
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund seeks a high rate of total return consistent with long-term preservation of capital.